Vanguard® Windsor™Fund
Schedule of Investments (unaudited)
As of July 31, 2021
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value ($000)
Common Stocks (98.0%)
Communication Services (3.7%)
*	T-Mobile US Inc.	1,600,482	230,501
	Electronic Arts Inc.	1,396,891	201,096
*	Alphabet Inc. Class A	65,184	175,640
	Cable One Inc.	73,453	138,679
*	Charter Communications Inc. Class A	152,770	113,669
	Verizon Communications Inc.	220,056	12,275
			871,860
Consumer Discretionary (10.9%)
*	Dollar Tree Inc.	2,650,995	264,543
*	CarMax Inc.	1,813,189	242,877
	Lear Corp.	1,287,305	225,253
	Gildan Activewear Inc.	6,528,044	225,152
*	Compass Group plc	10,561,979	223,173
*	PVH Corp.	1,755,621	183,673
*	Ford Motor Co.	12,364,274	172,481
*	Mohawk Industries Inc.	793,348	154,623
	Newell Brands Inc.	5,632,130	139,395
*	Airbnb Inc. Class A	965,365	139,022
*	General Motors Co.	2,443,766	138,904
*	Alibaba Group Holding Ltd. ADR	613,939	119,835
*	Las Vegas Sands Corp.	2,511,212	106,350
	TJX Cos. Inc.	1,356,819	93,363
*	Skechers USA Inc. Class A	1,637,717	87,913
*	Booking Holdings Inc.	28,294	61,632
			2,578,189
Consumer Staples (3.9%)
	Philip Morris International Inc.	3,557,698	356,090
	Keurig Dr Pepper Inc.	8,196,949	288,615
	Tyson Foods Inc. Class A	2,872,305	205,255
	Sysco Corp.	975,299	72,367
			922,327
Energy (6.2%)
[1]	Canadian Natural Resources Ltd.	7,818,393	258,163
	Halliburton Co.	12,292,314	254,205
	Baker Hughes Co. Class A	9,375,765	199,141
	Exxon Mobil Corp.	3,089,288	177,850
	Schlumberger NV	4,389,546	126,551
	Royal Dutch Shell plc Class A ADR	3,001,631	121,926
*	NOV Inc.	8,378,161	115,703
	ConocoPhillips	1,654,208	92,735
	Diamondback Energy Inc.	1,023,521	78,944

		Shares	Market Value ($000)
	Cenovus Energy Inc.	3,490,886	29,114
			1,454,332
Financials (21.8%)
	Bank of America Corp.	16,951,673	650,266
	MetLife Inc.	7,244,536	418,010
	Charles Schwab Corp.	5,435,337	369,331
	Chubb Ltd.	1,982,794	334,577
	Equitable Holdings Inc.	9,927,763	306,470
	Wells Fargo & Co.	6,144,088	282,259
	Raymond James Financial Inc.	2,108,286	272,981
*	Athene Holding Ltd. Class A	3,774,921	243,935
	M&T Bank Corp.	1,756,717	235,137
	American International Group Inc.	4,745,297	224,690
	Capital One Financial Corp.	1,284,225	207,659
	S&P Global Inc.	483,777	207,405
	Zions Bancorp NA	3,839,750	200,243
	Citigroup Inc.	2,779,032	187,918
	JPMorgan Chase & Co.	1,102,065	167,271
	Goldman Sachs Group Inc.	406,137	152,253
	Travelers Cos. Inc.	975,949	145,338
	Voya Financial Inc.	2,249,879	144,892
	ING Groep NV ADR	9,676,882	123,864
	Axis Capital Holdings Ltd.	1,829,345	93,059
	Morgan Stanley	850,884	81,668
	UBS Group AG (Registered)	2,753,680	45,381
	Unum Group	1,619,823	44,383
	Invesco Ltd.	852,369	20,781
			5,159,771
Health Care (14.4%)
	UnitedHealth Group Inc.	756,960	312,034
	Medtronic plc	1,913,797	251,301
	CVS Health Corp.	3,010,170	247,918
*	Regeneron Pharmaceuticals Inc.	423,035	243,080
*	Seagen Inc.	1,498,109	229,795
*	Centene Corp.	3,115,386	213,747
	Eli Lilly & Co.	845,951	205,989
*	Boston Scientific Corp.	4,470,116	203,837
	AstraZeneca plc ADR	2,957,921	169,311
*	Vertex Pharmaceuticals Inc.	783,203	157,878
	Johnson & Johnson	864,151	148,807
	McKesson Corp.	700,633	142,810
	Pfizer Inc.	3,322,795	142,249
*	Organon & Co.	4,100,314	118,950
	Sanofi	1,144,454	117,963
	Bristol-Myers Squibb Co.	1,415,124	96,044
*	Biogen Inc.	272,471	89,024
	Cardinal Health Inc.	1,305,773	77,537
	Anthem Inc.	186,825	71,743
	Cigna Corp.	298,096	68,410
	Amgen Inc.	269,795	65,166
[1]	Fresenius Medical Care AG & Co. KGaA ADR	683,087	26,859
			3,400,452
Industrials (7.8%)
	Westinghouse Air Brake Technologies Corp.	5,477,503	464,876
	Raytheon Technologies Corp.	4,230,887	367,875
	General Electric Co.	21,151,885	273,917
	Leidos Holdings Inc.	2,259,509	240,457

		Shares	Market Value ($000)
	Textron Inc.	2,033,758	140,350
*	Airbus SE	1,011,955	138,808
	Stanley Black & Decker Inc.	634,919	125,111
	JB Hunt Transport Services Inc.	544,694	91,754
			1,843,148
Information Technology (13.1%)
	Cognizant Technology Solutions Corp. Class A	5,547,908	407,938
	Cisco Systems Inc.	6,592,815	365,044
	Broadcom Inc.	542,940	263,543
*	F5 Networks Inc.	1,212,882	250,472
*,1	VMware Inc. Class A	1,327,458	204,083
*	GoDaddy Inc. Class A	2,407,113	201,836
*	FleetCor Technologies Inc.	775,018	200,125
*	Micron Technology Inc.	2,385,486	185,066
	Hewlett Packard Enterprise Co.	11,420,593	165,599
	Oracle Corp.	1,635,666	142,532
	Genpact Ltd.	2,653,110	132,151
	Amdocs Ltd.	1,666,717	128,521
*	Lumentum Holdings Inc.	1,357,192	113,991
	KLA Corp.	317,969	110,704
	NXP Semiconductors NV	531,782	109,754
	Samsung Electronics Co. Ltd.	942,669	64,419
	Juniper Networks Inc.	1,995,063	56,141
			3,101,919
Materials (4.4%)
	Reliance Steel & Aluminum Co.	1,457,224	229,003
	Celanese Corp. Class A	1,416,355	220,626
	FMC Corp.	1,675,132	179,155
	Dow Inc.	2,664,763	165,642
	PPG Industries Inc.	741,945	121,323
	LG Chem Ltd.	160,818	118,121
			1,033,870
Other (0.0%)
*	Allstar Coinv LLC PP	1,647,100	1,677
Real Estate (5.3%)
	American Tower Corp.	1,280,942	362,250
	VICI Properties Inc.	9,546,539	297,756
	Americold Realty Trust	5,988,855	232,667
	Equinix Inc.	171,866	141,001
	Camden Property Trust	810,963	121,150
	Digital Realty Trust Inc.	677,498	104,443
			1,259,267
Utilities (6.5%)
	Exelon Corp.	6,990,599	327,160
	NRG Energy Inc.	5,981,680	246,684
	Duke Energy Corp.	2,083,307	218,976
	Iberdrola SA (XMAD)	16,412,801	197,530
	Edison International	3,310,563	180,426
	Pinnacle West Capital Corp.	2,107,564	176,087
	Avangrid Inc.	2,237,135	116,644
	Consolidated Edison Inc.	1,099,325	81,097
			1,544,604
Total Common Stocks (Cost $16,840,696)			23,171,416

		Shares	Market Value ($000)
Temporary Cash Investments (2.9%)
Money Market Fund (1.9%)
[2,3]	Vanguard Market Liquidity Fund, 0.064%	4,541,786	454,179
		Face Amount ($000)
Repurchase Agreement (1.0%)
	Bank of America Securities LLC 0.050%, 8/2/21 (Dated 7/30/21, Repurchase Value $230,001,000, collateralized by Government National Mortgage Association 2.500%–5.000%, 6/20/30–4/20/51, with a value of $234,600,000)	230,000	230,000
Total Temporary Cash Investments (Cost $684,142)			684,179
Total Investments (100.9%) (Cost $17,524,838)			23,855,595
Other Assets and Liabilities—Net (-0.9%)			(206,417)
Net Assets (100%)			23,649,178
Cost is in $000.
*	Non-income-producing security.
1	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $200,817,000.
2	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
3	Collateral of $206,833,000 was received for securities on loan.
ADR—American Depositary Receipt.
PP—Private Placement.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
E-mini S&P 500 Index	September 2021	921	202,136	6,711
A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued at their fair values calculated according to procedures adopted by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund’s pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities.
Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services.
B. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund’s pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).
C. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objective of maintaining full exposure to the stock market while maintaining liquidity. The fund may purchase or sell futures contracts to achieve a desired level of investment, whether to accommodate portfolio turnover or cash flows from capital share transactions. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. Fluctuations in the value of the contracts are recorded as an asset (liability).
D. Repurchase Agreements: The fund enters into repurchase agreements with institutional counterparties. Securities pledged as collateral to the fund under repurchase agreements are held by a custodian bank until the agreements mature, and in the absence of a default, such collateral cannot be repledged, resold, or rehypothecated. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal. The fund further mitigates its counterparty risk by entering into repurchase agreements only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master repurchase agreements with its counterparties. The master repurchase agreements provide that, in the event of a counterparty's default (including bankruptcy), the fund may terminate any repurchase agreements with that counterparty, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund. Such action may be subject to legal proceedings, which may delay or limit the disposition of collateral.
E.  Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.

The following table summarizes the market value of the fund’s investments and derivatives as of July 31, 2021, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks	22,309,725	861,691	—	23,171,416
Temporary Cash Investments	454,179	230,000	—	684,179
Total	22,763,904	1,091,691	—	23,855,595
Derivative Financial Instruments
Assets
Futures Contracts[1]	6,711	—	—	6,711
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments.